Document and Entity Information	12 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	AllianceBernstein Pooling Portfolios
Central Index Key	0001308576
Amendment Flag	false
Document Creation Date	Jan 8, 2013
Document Effective Date	Jan 8, 2013
Prospectus Date	Dec 31, 2012

AllianceBernstein International Value Portfolio
AllianceBernstein International Value Portfolio
INVESTMENT OBJECTIVE
The Portfolio’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AllianceBernstein International Value Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AllianceBernstein International Value Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.04%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AllianceBernstein International Value Portfolio
After 1 Year	4
After 3 Years	13
After 5 Years	23
After 10 Years	51

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. Under normal market conditions, the Portfolio invests significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Portfolio invests, under normal market conditions, in companies in at least three countries other than the United States.

The Portfolio invests in companies that the Adviser’s Bernstein unit (“Bernstein”) determines are undervalued, using a fundamental value approach. In selecting securities for the Portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose stocks are priced low in relation to their perceived long-term earnings power.

Bernstein’s fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,000 international and emerging market companies. In selecting securities for the Portfolio’s portfolio, Bernstein looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). Bernstein then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, Bernstein’s fundamental research analysts focus their research on the most attractive 30% of the universe.

Teams within the research staff cover a given industry worldwide to better understand each company’s competitive position in a global context. The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. Bernstein focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifth year.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency positions unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Portfolio may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multi-national companies and “semi-governmental securities”, and enter into forward commitments.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
PRINCIPAL RISKS
  Market Risk: The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s value approach, may be underperforming the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio’s shares was 5.37%.

During the period shown in the bar chart, the Portfolio’s: Best quarter was up 26.71%, 2nd quarter, 2009; and Worst quarter was down -25.67%, 4th quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception		Inception Date
AllianceBernstein International Value Portfolio	(18.77%)	(9.56%)	(0.04%)	[1]	May 20, 2005
AllianceBernstein International Value Portfolio ACWI ex U.S. Index (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net U.S. with- holding taxes)	(13.71%)	(2.92%)	4.09%	[1]	May 20, 2005
[1]	Inception date is 5/20/05.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. Under normal market conditions, the Portfolio invests significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Portfolio invests, under normal market conditions, in companies in at least three countries other than the United States.

The Portfolio invests in companies that the Adviser’s Bernstein unit (“Bernstein”) determines are undervalued, using a fundamental value approach. In selecting securities for the Portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose stocks are priced low in relation to their perceived long-term earnings power.

Bernstein’s fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,000 international and emerging market companies. In selecting securities for the Portfolio’s portfolio, Bernstein looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). Bernstein then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, Bernstein’s fundamental research analysts focus their research on the most attractive 30% of the universe.

Teams within the research staff cover a given industry worldwide to better understand each company’s competitive position in a global context. The Adviser typically projects a company’s financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. Bernstein focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or “normalized” earnings, assuming average mid-economic cycle growth for the fifth year.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency positions unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Portfolio may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multi-national companies and “semi-governmental securities”, and enter into forward commitments.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s value approach, may be underperforming the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio’s shares was 5.37%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s: Best quarter was up 26.71%, 2nd quarter, 2009; and Worst quarter was down -25.67%, 4th quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
AllianceBernstein International Value Portfolio | AllianceBernstein International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.04%
After 1 Year	rr_ExpenseExampleYear01	4
After 3 Years	rr_ExpenseExampleYear03	13
After 5 Years	rr_ExpenseExampleYear05	23
After 10 Years	rr_ExpenseExampleYear10	51
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	36.84%
2007	rr_AnnualReturn2007	5.73%
2008	rr_AnnualReturn2008	(50.01%)
2009	rr_AnnualReturn2009	35.44%
2010	rr_AnnualReturn2010	4.06%
2011	rr_AnnualReturn2011	(18.77%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.67%)
1 Year	rr_AverageAnnualReturnYear01	(18.77%)
5 Years	rr_AverageAnnualReturnYear05	(9.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Value Portfolio | ACWI ex U.S. Index (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net U.S. with- holding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005

[1]	Inception date is 5/20/05.

AllianceBernstein International Growth Portfolio
AllianceBernstein International Growth Portfolio
INVESTMENT OBJECTIVE
The Portfolio’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AllianceBernstein International Growth Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AllianceBernstein International Growth Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.04%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AllianceBernstein International Growth Portfolio
After 1 Year	4
After 3 Years	13
After 5 Years	23
After 10 Years	51

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests primarily in an international portfolio of companies selected by the Adviser whose growth potential appears likely to outpace market expectations. The Adviser’s growth analysts use proprietary research to seek to identify companies that grow while creating a significant amount of “economic value”. These companies typically exhibit solid, durable growth; strong, sustainable competitive advantages; high return on invested capital (ROIC) and robust free cash flow.

The investment team allocates the Portfolio’s investments among market sectors based on the fundamental research conducted by the Adviser’s large research staff, assessing current and forecasted investment opportunities and conditions, as well as diversification and risk considerations.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Portfolio’s investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. The Portfolio may also invest in synthetic foreign equity securities, which are types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Portfolio’s portfolio will tend to emphasize investments in larger capitalization companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
PRINCIPAL RISKS
  Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio's growth approach, may underperform the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio’s shares was 10.50%.

During the period shown in the bar chart, the Portfolio’s: Best quarter was up 19.18%, 3rd quarter, 2010; and Worst quarter was down -26.73%, 3rd quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception		Inception Date
AllianceBernstein International Growth Portfolio	(21.39%)	(7.50%)	(0.95%)	[1]	May 20, 2005
AllianceBernstein International Growth Portfolio ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)	(13.71%)	(2.92%)	4.09%	[1]	May 20, 2005
AllianceBernstein International Growth Portfolio ACWI ex U.S. Growth Index (Net) (reflects no deduction for fees, expenses or taxes)	(14.21%)	(2.17%)	4.30%	[1]	May 20, 2005
[1]	Inception date is 5/20/05.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein International Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in an international portfolio of companies selected by the Adviser whose growth potential appears likely to outpace market expectations. The Adviser’s growth analysts use proprietary research to seek to identify companies that grow while creating a significant amount of “economic value”. These companies typically exhibit solid, durable growth; strong, sustainable competitive advantages; high return on invested capital (ROIC) and robust free cash flow.

The investment team allocates the Portfolio’s investments among market sectors based on the fundamental research conducted by the Adviser’s large research staff, assessing current and forecasted investment opportunities and conditions, as well as diversification and risk considerations.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio invests in securities of companies in both developed and emerging market countries. Geographic distribution of the Portfolio’s investments among countries or regions also will be a product of the stock selection process rather than a pre-determined allocation. The Portfolio may also invest in synthetic foreign equity securities, which are types of warrants used internationally that entitle a holder to buy or sell underlying securities. The Adviser expects that normally the Portfolio’s portfolio will tend to emphasize investments in larger capitalization companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Portfolio may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Portfolio’s portfolio from a decline in value, sometimes within certain ranges.

		The Portfolio may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Portfolio seeks to invest than direct investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio's growth approach, may underperform the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
		The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio’s shares was 10.50%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s: Best quarter was up 19.18%, 3rd quarter, 2010; and Worst quarter was down -26.73%, 3rd quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
AllianceBernstein International Growth Portfolio | AllianceBernstein International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.04%
After 1 Year	rr_ExpenseExampleYear01	4
After 3 Years	rr_ExpenseExampleYear03	13
After 5 Years	rr_ExpenseExampleYear05	23
After 10 Years	rr_ExpenseExampleYear10	51
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	18.32%
2007	rr_AnnualReturn2007	18.24%
2008	rr_AnnualReturn2008	(47.16%)
2009	rr_AnnualReturn2009	29.30%
2010	rr_AnnualReturn2010	6.63%
2011	rr_AnnualReturn2011	(21.39%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.73%)
1 Year	rr_AverageAnnualReturnYear01	(21.39%)
5 Years	rr_AverageAnnualReturnYear05	(7.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Growth Portfolio | ACWI ex U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.71%)
5 Years	rr_AverageAnnualReturnYear05	(2.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Growth Portfolio | ACWI ex U.S. Growth Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.21%)
5 Years	rr_AverageAnnualReturnYear05	(2.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005

[1]	Inception date is 5/20/05.

AllianceBernstein Global Core Bond Portfolio
AllianceBernstein Global Core Bond Portfolio (formerly Intermediate Duration Bond Portfolio)
INVESTMENT OBJECTIVE
The Portfolio seeks to provide a moderate to high rate of income that is subject to taxes.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AllianceBernstein Global Core Bond Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AllianceBernstein Global Core Bond Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.03%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AllianceBernstein Global Core Bond Portfolio
After 1 Year	3
After 3 Years	10
After 5 Years	17
After 10 Years	39

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 163% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Fixed-income securities include, among other things, bonds. Under normal market conditions, the Portfolio invests at least 40% of its assets in fixed-income securities of non-U.S. issuers. In addition, the Portfolio invests, under normal circumstances, in the fixed-income securities of issuers located in at least three countries. The Portfolio may invest in a broad range of fixed-income securities in both developed and emerging markets. The Portfolio may invest across all fixed-income sectors, including U.S. and non-U.S. government and corporate debt securities. The Portfolio’s investments may be denominated in local currency or U.S. Dollar-denominated. The Portfolio may invest in fixed-income securities with any maturity or duration.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.

The Adviser will actively manage the Portfolio’s assets in relation to market conditions and general economic conditions and adjust the Portfolio’s investments in an effort to best enable the Portfolio to achieve its investment objective. Thus, the percentage of the Portfolio’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the U.S. Dollar.

The Portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody’s, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the Portfolio will use the higher rating. If securities are downgraded to below Baa3 or BBB- or, if unrated, are determined by the Adviser to have undergone similar credit quality deterioration, the Adviser may retain such securities if the Adviser concludes that disposition would not be in the best interests of the Portfolio.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio’s investment policies.

The Portfolio may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. To reduce volatility, the Adviser may hedge a significant portion of the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge its currency exposure, the Portfolio intends to use currency-related derivatives, including forward currency exchange contracts and futures. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Portfolio may also invest in other derivatives, including, without limitation, credit default swaps and interest rate swaps. The Portfolio may, among other things, enter into transactions such as reverse repurchase agreements and dollar rolls.
PRINCIPAL RISKS
  Market Risk: The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.
  Leverage Risk: To the extent the Portfolio uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.

Effective December 30, 2011, the Portfolio changed its name from AllianceBernstein Intermediate Duration Bond Portfolio to AllianceBernstein Global Core Bond Portfolio, eliminated its policy of limiting its investments in debt securities denominated in currencies other than the U.S. Dollars to 20% of its total assets, and adopted non-fundamental policies to invest at least 40% of its assets in securities of non-U.S. issuers. In addition, the Portfolio’s portfolio management team was changed as disclosed below. The performance information shown below is for periods prior to implementation of these changes and may not be representative of performance the Portfolio will achieve under its new policies.
BAR CHART
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio's shares was 5.98%.

During the period shown in the bar chart, the Portfolio's: Best quarter was up 6.49%, 3rd quarter, 2009; and Worst quarter was down -2.92%, 3rd quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	Since Inception		Inception Date
AllianceBernstein Global Core Bond Portfolio	7.46%	6.99%	6.23%	[1]	May 20, 2005
AllianceBernstein Global Core Bond Portfolio Barclays Capital Global Aggregate Bond Index (U.S. hedged (reflects no deduction for fees, expenses, or taxes)	5.40%	5.20%	4.80%	[1]	May 20, 2005
[1]	Inception date is 5/20/05.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein Global Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein Global Core Bond Portfolio (formerly Intermediate Duration Bond Portfolio)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a moderate to high rate of income that is subject to taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 163% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Fixed-income securities include, among other things, bonds. Under normal market conditions, the Portfolio invests at least 40% of its assets in fixed-income securities of non-U.S. issuers. In addition, the Portfolio invests, under normal circumstances, in the fixed-income securities of issuers located in at least three countries. The Portfolio may invest in a broad range of fixed-income securities in both developed and emerging markets. The Portfolio may invest across all fixed-income sectors, including U.S. and non-U.S. government and corporate debt securities. The Portfolio’s investments may be denominated in local currency or U.S. Dollar-denominated. The Portfolio may invest in fixed-income securities with any maturity or duration.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.

The Adviser will actively manage the Portfolio’s assets in relation to market conditions and general economic conditions and adjust the Portfolio’s investments in an effort to best enable the Portfolio to achieve its investment objective. Thus, the percentage of the Portfolio’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the U.S. Dollar.

The Portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody’s, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the Portfolio will use the higher rating. If securities are downgraded to below Baa3 or BBB- or, if unrated, are determined by the Adviser to have undergone similar credit quality deterioration, the Adviser may retain such securities if the Adviser concludes that disposition would not be in the best interests of the Portfolio.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio’s investment policies.

The Portfolio may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. To reduce volatility, the Adviser may hedge a significant portion of the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge its currency exposure, the Portfolio intends to use currency-related derivatives, including forward currency exchange contracts and futures. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Portfolio may also invest in other derivatives, including, without limitation, credit default swaps and interest rate swaps. The Portfolio may, among other things, enter into transactions such as reverse repurchase agreements and dollar rolls.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.
  Leverage Risk: To the extent the Portfolio uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.

Effective December 30, 2011, the Portfolio changed its name from AllianceBernstein Intermediate Duration Bond Portfolio to AllianceBernstein Global Core Bond Portfolio, eliminated its policy of limiting its investments in debt securities denominated in currencies other than the U.S. Dollars to 20% of its total assets, and adopted non-fundamental policies to invest at least 40% of its assets in securities of non-U.S. issuers. In addition, the Portfolio’s portfolio management team was changed as disclosed below. The performance information shown below is for periods prior to implementation of these changes and may not be representative of performance the Portfolio will achieve under its new policies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over the life of the Portfolio; and
  how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio's shares was 5.98%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio's: Best quarter was up 6.49%, 3rd quarter, 2009; and Worst quarter was down -2.92%, 3rd quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the periods ended December 31, 2011)
AllianceBernstein Global Core Bond Portfolio | AllianceBernstein Global Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.03%
After 1 Year	rr_ExpenseExampleYear01	3
After 3 Years	rr_ExpenseExampleYear03	10
After 5 Years	rr_ExpenseExampleYear05	17
After 10 Years	rr_ExpenseExampleYear10	39
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	4.62%
2007	rr_AnnualReturn2007	6.04%
2008	rr_AnnualReturn2008	(2.80%)
2009	rr_AnnualReturn2009	16.10%
2010	rr_AnnualReturn2010	9.03%
2011	rr_AnnualReturn2011	7.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.92%)
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein Global Core Bond Portfolio | Barclays Capital Global Aggregate Bond Index (U.S. hedged (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005

[1]	Inception date is 5/20/05.

AllianceBernstein Volatility Management Portfolio
AllianceBernstein Volatility Management Portfolio
INVESTMENT OBJECTIVE
The Portfolio’s investment objective is long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AllianceBernstein Volatility Management Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AllianceBernstein Volatility Management Portfolio
Management Fee	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.04%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Examples assume an investment of $10,000 in the Portfolio for the time periods indicated and redemption of all shares at the end of those periods. The Examples also assume that the investment has a 5% return each year, the fee waiver is in effect for only the first year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AllianceBernstein Volatility Management Portfolio
After 1 Year	4
After 3 Years	13
After 5 Years	23
After 10 Years	51

PORTFOLIO TURNOVER
The Portfolio will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 130% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio is designed to reduce the overall portfolio volatility and the effects of adverse equity market conditions for a blended style investor (an “investing Fund”). The Portfolio will not pursue its investment objective of long-term growth of capital and income in isolation, but always with the goal of reducing an investing Fund’s overall equity exposure when appropriate to mitigate equity risk. In other words, in making investment decisions for the Portfolio, the Adviser will consider the blended investing style of the investing Fund and not necessarily the goal of achieving the Portfolio’s investment objective.

The Portfolio will have the ability to invest in a wide array of asset classes, including U.S., non-U.S. and emerging market equity and fixed-income securities, commodities, REITs and other real estate-related securities, currencies, and inflation-protected securities. The Portfolio will invest directly in equity securities, but it will also be able to invest without limit in derivative instruments, including futures, forwards, options, swaps and other financially linked investments.

The Adviser will make asset allocation decisions for the Portfolio using a series of asset class risk and return tools as well as its fundamental research insight. During periods of normal equity market volatility, and/or periods when equity market risk is believed appropriate to the return potential presented, the Adviser expects the Portfolio to be predominantly invested in equity securities. Even at those times, however, the Adviser will make asset allocation decisions for the Portfolio based on its assessments of equity market risk. When the Adviser determines that risks in the equity markets have risen to a level that is not compensated by the returns offered, the Adviser will reduce (or eliminate) the Portfolio’s exposure to equity securities.

To effectuate the Portfolio’s dynamic, opportunistic asset allocation approach, the Adviser may invest in derivatives or exchange-traded funds (“ETFs”) rather than investing directly in equity securities. The Portfolio may use index futures or ETFs, for example, to gain broad exposure to a particular segment of the market, while buying representative equity securities to achieve exposure to another. The Adviser will choose investments, in each case, based on concerns of cost and efficiency of access. The Portfolio’s holdings may be frequently adjusted to reflect the Adviser’s assessment of changing risks. The Adviser believes that these adjustments can also frequently be made efficiently and economically through the use of derivatives strategies and/or ETFs. Similarly, when the Adviser decides to reduce (or eliminate) the Portfolio’s exposure to the equity markets, the Adviser may choose to gain this alternative exposure directly through securities purchases or indirectly through derivatives transactions and/or ETFs. The asset classes selected may or may not be represented by the holdings of other of the Pooling Portfolios, because investment decisions for the Portfolio will be driven by risk mitigation concerns that may be best facilitated through exposure to asset classes not represented elsewhere in the investing Fund’s overall exposure.

The Portfolio has the risk that it may not accomplish its purpose if the Adviser does not correctly assess the risk in equity markets and, consequently, its performance could be affected adversely.
PRINCIPAL RISKS
  Market Risk: The value of the Portfolio’s assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange risk may negatively affect the value of the Portfolio’s investments or reduce its returns.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Commodity Risk: Investments in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio’s shares was 2.48%.

During the period shown in the bar chart, the Portfolio’s: Best quarter was up 4.87% in the 1st quarter, 2011; and Worst quarter was down -5.92% in the 3rd quarter, 2011.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
Average Annual Total Returns	1 Year	Since Inception		Inception Date
AllianceBernstein Volatility Management Portfolio	(0.44%)	5.31%	[1]	Apr 16, 2010
AllianceBernstein Volatility Management Portfolio MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	(7.35%)	(0.41%)	[1]	Apr 16, 2010
[1]	Inception date is 4/16/10.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
AllianceBernstein Volatility Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein Volatility Management Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio will pay transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 130% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Examples assume an investment of $10,000 in the Portfolio for the time periods indicated and redemption of all shares at the end of those periods. The Examples also assume that the investment has a 5% return each year, the fee waiver is in effect for only the first year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to reduce the overall portfolio volatility and the effects of adverse equity market conditions for a blended style investor (an “investing Fund”). The Portfolio will not pursue its investment objective of long-term growth of capital and income in isolation, but always with the goal of reducing an investing Fund’s overall equity exposure when appropriate to mitigate equity risk. In other words, in making investment decisions for the Portfolio, the Adviser will consider the blended investing style of the investing Fund and not necessarily the goal of achieving the Portfolio’s investment objective.

The Portfolio will have the ability to invest in a wide array of asset classes, including U.S., non-U.S. and emerging market equity and fixed-income securities, commodities, REITs and other real estate-related securities, currencies, and inflation-protected securities. The Portfolio will invest directly in equity securities, but it will also be able to invest without limit in derivative instruments, including futures, forwards, options, swaps and other financially linked investments.

The Adviser will make asset allocation decisions for the Portfolio using a series of asset class risk and return tools as well as its fundamental research insight. During periods of normal equity market volatility, and/or periods when equity market risk is believed appropriate to the return potential presented, the Adviser expects the Portfolio to be predominantly invested in equity securities. Even at those times, however, the Adviser will make asset allocation decisions for the Portfolio based on its assessments of equity market risk. When the Adviser determines that risks in the equity markets have risen to a level that is not compensated by the returns offered, the Adviser will reduce (or eliminate) the Portfolio’s exposure to equity securities.

To effectuate the Portfolio’s dynamic, opportunistic asset allocation approach, the Adviser may invest in derivatives or exchange-traded funds (“ETFs”) rather than investing directly in equity securities. The Portfolio may use index futures or ETFs, for example, to gain broad exposure to a particular segment of the market, while buying representative equity securities to achieve exposure to another. The Adviser will choose investments, in each case, based on concerns of cost and efficiency of access. The Portfolio’s holdings may be frequently adjusted to reflect the Adviser’s assessment of changing risks. The Adviser believes that these adjustments can also frequently be made efficiently and economically through the use of derivatives strategies and/or ETFs. Similarly, when the Adviser decides to reduce (or eliminate) the Portfolio’s exposure to the equity markets, the Adviser may choose to gain this alternative exposure directly through securities purchases or indirectly through derivatives transactions and/or ETFs. The asset classes selected may or may not be represented by the holdings of other of the Pooling Portfolios, because investment decisions for the Portfolio will be driven by risk mitigation concerns that may be best facilitated through exposure to asset classes not represented elsewhere in the investing Fund’s overall exposure.

The Portfolio has the risk that it may not accomplish its purpose if the Adviser does not correctly assess the risk in equity markets and, consequently, its performance could be affected adversely.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Portfolio’s assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange risk may negatively affect the value of the Portfolio’s investments or reduce its returns.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Commodity Risk: Investments in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2012, the year-to-date unannualized return for the Portfolio’s shares was 2.48%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Portfolio’s: Best quarter was up 4.87% in the 1st quarter, 2011; and Worst quarter was down -5.92% in the 3rd quarter, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2011)
AllianceBernstein Volatility Management Portfolio | AllianceBernstein Volatility Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.04%
After 1 Year	rr_ExpenseExampleYear01	4
After 3 Years	rr_ExpenseExampleYear03	13
After 5 Years	rr_ExpenseExampleYear05	23
After 10 Years	rr_ExpenseExampleYear10	51
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(0.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.92%)
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2010
AllianceBernstein Volatility Management Portfolio | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.41%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 16, 2010

[1]	Inception date is 4/16/10.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 8, 2013